Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 162	£ 160
PSA Finance UK Limited
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 162	£ 160